ELECTRICITY CONCESSIONS AND AUTHORIZATIONS - Electricity Transmission Concessions - SPEs (Details) R$ in Thousands		12 Months Ended
	Sep. 29, 2023 BRL (R$)	Dec. 31, 2023 BRL (R$) item km
II - Electricity transmission concessions - corporate
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Transmission lines (in kilometers) | km		65,194
RAP Cycle		R$ 17,663,048
062/2001
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		64
Transmission lines (in kilometers) | km		19,790
RAP Cycle		R$ 6,954,738
061/2001
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		112
Transmission lines (in kilometers) | km		19,236
RAP Cycle		R$ 4,730,821
058/2001
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		48
Transmission lines (in kilometers) | km		8,650
RAP Cycle		R$ 2,501,865
057/2001
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		58
Transmission lines (in kilometers) | km		8,691
RAP Cycle		R$ 1,199,049
012/2009
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		2
Transmission lines (in kilometers) | km		111
RAP Cycle		R$ 305,815
034/2001
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		2
Transmission lines (in kilometers) | km		664
RAP Cycle		R$ 253,066
020/2012
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		4
Transmission lines (in kilometers) | km		473
RAP Cycle		R$ 156,680
010/2005
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		4
Transmission lines (in kilometers) | km		361
RAP Cycle		R$ 153,846
021/2009
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		7
Transmission lines (in kilometers) | km		986
RAP Cycle		R$ 99,154
010/2009
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		2
Transmission lines (in kilometers) | km		44
RAP Cycle		R$ 94,514
004/2012
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		6
Transmission lines (in kilometers) | km		783
RAP Cycle		R$ 93,955
008/2011
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		5
Transmission lines (in kilometers) | km		286
RAP Cycle		R$ 90,111
004/2004
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		3
Transmission lines (in kilometers) | km		372
RAP Cycle		R$ 83,664
019/2012
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		3
Transmission lines (in kilometers) | km		60
RAP Cycle		R$ 61,433
005/2006
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		2
Transmission lines (in kilometers) | km		257
RAP Cycle		R$ 54,101
022/2009
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		3
Transmission lines (in kilometers) | km		486
RAP Cycle		R$ 53,376
004/2010
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		4
Transmission lines (in kilometers) | km		34
RAP Cycle		R$ 49,114
017/2009
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		5
Transmission lines (in kilometers) | km		96
RAP Cycle		R$ 42,825
019/2010
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		7
Transmission lines (in kilometers) | km		321
RAP Cycle		R$ 33,739
006/2005
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		2
Transmission lines (in kilometers) | km		90
RAP Cycle		R$ 32,811
007/2005
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		2
Transmission lines (in kilometers) | km		208
RAP Cycle		R$ 30,651
006/2009
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		3
Transmission lines (in kilometers) | km		49
RAP Cycle		R$ 29,806
011/2010
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		4
RAP Cycle		R$ 29,359
007/2014
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		5
Transmission lines (in kilometers) | km		275
RAP Cycle		R$ 29,178
001/2009
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		2
Transmission lines (in kilometers) | km		95
RAP Cycle		R$ 28,972
005/2012
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		4
Transmission lines (in kilometers) | km		42
RAP Cycle		R$ 28,012
007/2006
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		3
Transmission lines (in kilometers) | km		71
RAP Cycle		R$ 26,570
018/2012
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		6
Transmission lines (in kilometers) | km		208
RAP Cycle		R$ 23,480
016/2012
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		1
RAP Cycle		R$ 22,988
002/2009
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		1
RAP Cycle		R$ 21,966
010/2007
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		2
Transmission lines (in kilometers) | km		95
RAP Cycle		R$ 21,666
010/2011
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		3
Transmission lines (in kilometers) | km		65
RAP Cycle		R$ 19,391
017/2011
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		2
Transmission lines (in kilometers) | km		46
RAP Cycle		R$ 17,825
012/2007
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		4
Transmission lines (in kilometers) | km		316
RAP Cycle		R$ 16,757
028/2009
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		3
Transmission lines (in kilometers) | km		187
RAP Cycle		R$ 16,597
017/2012
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		2
RAP Cycle		R$ 16,118
007/2010
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		1
RAP Cycle		R$ 15,481
013/2010
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		1
RAP Cycle		R$ 15,370
003/2009
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		2
Transmission lines (in kilometers) | km		180
RAP Cycle		R$ 14,505
014/2012
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		2
Transmission lines (in kilometers) | km		30
RAP Cycle		R$ 14,059
002/2011
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		3
Transmission lines (in kilometers) | km		231
RAP Cycle		R$ 13,875
020/2010
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		2
Transmission lines (in kilometers) | km		115
RAP Cycle		R$ 13,629
008/2005
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		2
Transmission lines (in kilometers) | km		120
RAP Cycle		R$ 13,450
007/2008
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		3
Transmission lines (in kilometers) | km		36
RAP Cycle		R$ 12,880
006/2010
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		2
Transmission lines (in kilometers) | km		95
RAP Cycle		R$ 11,690
021/2010
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		2
Transmission lines (in kilometers) | km		91
RAP Cycle		R$ 10,962
018/2009
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		2
Transmission lines (in kilometers) | km		145
RAP Cycle		R$ 10,663
014/2008
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		2
Transmission lines (in kilometers) | km		145
RAP Cycle		R$ 9,542
014/2010
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		1
RAP Cycle		R$ 9,075
012/2011
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		2
RAP Cycle		R$ 8,776
004/2008
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		2
Transmission lines (in kilometers) | km		238
RAP Cycle		R$ 8,190
009/2011
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		2
Transmission lines (in kilometers) | km		64
RAP Cycle		R$ 7,853
009/2010
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		2
Transmission lines (in kilometers) | km		59
RAP Cycle		R$ 7,663
005/2009
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		1
RAP Cycle		R$ 7,443
005/2008
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		2
Transmission lines (in kilometers) | km		110
RAP Cycle		R$ 6,282
014/2011
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		3
Transmission lines (in kilometers) | km		50
RAP Cycle		R$ 5,792
012/2010
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		3
Transmission lines (in kilometers) | km		37
RAP Cycle		R$ 5,381
008/2014
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		1
RAP Cycle		R$ 4,540
013/2011
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
Number of substations | item		1
RAP Cycle		R$ 2,806
III - Electricity transmission concessions - SPEs
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle		2,697,667
Belo Monte Transmissora de Energia SPE S.A. - BMTE
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle		R$ 790,519
Electric power transmission lines, Percentage		49.00%
Interligao Eltrica do Madeira S.A. - IE Madeira [Member]
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle		R$ 372,747
Electric power transmission lines, Percentage		49.00%
Interligao Eltrica do Madeira S.A.
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle		R$ 320,567
Electric power transmission lines, Percentage		49.00%
Mata de Santa Genebra Transmisso S.A
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle		R$ 312,074
Electric power transmission lines, Percentage		49.90%
Paranaiba Transmissora de Energia S.A.
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle		R$ 181,490
Electric power transmission lines, Percentage		24.50%
Sistema de Transmisso Nordeste S.A. - STN [Member]
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle		R$ 171,742
Electric power transmission lines, Percentage		49.00%
Interligao Eltrica Garanhuns S.A. – IE Garanhuns
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle		R$ 132,138
Electric power transmission lines, Percentage		49.00%
Goias Transmissao S.A.
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle		R$ 88,714
Electric power transmission lines, Percentage		49.00%
Transenergia Renovavle S.A.
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle		R$ 81,044
Electric power transmission lines, Percentage		49.00%
MGE Transmissao S.A.
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle		R$ 65,050
Electric power transmission lines, Percentage		49.00%
Triangulo Mineiro Transmissora S.A.
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle		R$ 52,949
Electric power transmission lines, Percentage		100.00%
Vale do Sao Bartolomeu Transmissora de Energia S.A.
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle		R$ 49,106
Electric power transmission lines, Percentage		90.00%
Transenergia So Paulo S.A. [Member]
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle		R$ 28,533
Electric power transmission lines, Percentage		49.00%
Luziania-Niquelandia Transmissora S.A.
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle		R$ 22,505
Electric power transmission lines, Percentage		49.00%
Transnorte Energia S.A.
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle		R$ 16,180
Electric power transmission lines, Percentage		50.38%
Caldas Novas Transmisso S.A.
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle		R$ 6,845
Electric power transmission lines, Percentage		49.90%
Lago Azul Transmisso S.A.
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle		R$ 5,464
Electric power transmission lines, Percentage		49.90%
Nova Era Janapu Transmissora S.A.[Member]
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
RAP Cycle	R$ 68,700
Electric power transmission lines, Percentage		100.00%